TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Domestic (Israel)	$ 0	$ 0	$ 0
Foreign (United States)	86	49	0
Total current	86	49	0
Deferred:
Domestic (Israel)	(426)	358	268
Foreign (United States)	535	169	(170)
Total deferred	109	527	98
Previous Years:
Taxes on income (tax benefit)	$ 195	$ 576	$ 98